INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-        INTANGIBLE ASSETS, NET

a.          Intangible assets:

The following table sets forth the components of intangible assets associated with the Nera Acquisition:

	December 31,
	2015	2016
Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships	7,970	7,970

	17,370	17,370
Accumulated amortization:

Technology	6,082	7,314
Trademarks	800	800
Customer relationships	7,296	7,712

	14,178	15,826

Intangible assets, net	$3,192	$1,544

Customer relationships represent relationships with customer through whom Nera generates its revenue, capable of being separated or divided from the entity and sold, or transferred.

Technology includes Nera's internally developed proprietary technologies, features, platforms, and offerings, capable of being separated or divided from the entity and sold, transferred, or licensed.

Trade names value consists of the right to use for two years Nera's trade names, trademarks, logos and URLs, capable of being separated or divided from the entity and sold, transferred, or licensed.

b.	Amortization expense for the years ended December 31, 2014, 2015 and 2016 amounted to $ 2,121, $ 1,865 and $1,648 respectively.

c.	The estimated future amortization expense of purchased intangible assets as of December 31, 2016 is $ 1,544 which will be charged in 2017.